CONDENSED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
General and administrative expense			$ 767,665		$ 886,028		$ 1,411,429	$ 1,294,222	$ 152,780		$ 2,043,627
Franchise tax expense			50,000		49,418		100,000	98,235	25,561		200,200
Loss from operations			(817,665)		(935,446)		(1,511,429)	(1,392,457)	(178,341)		(2,243,827)
Other income (loss):
Gain on marketable securities held in Trust Account			535,955		118,820		1,653,102	197,065	6,972		2,141,149
Change in fair value of warrant liability	$ 4,517,137	$ 4,517,137	(375,828)	$ (752,333)	893,682	$ 2,562,617	(1,128,161)	3,456,299	4,517,137	$ 4,704,181	7,266,798
Initial measurement of forward purchase agreement liability			(2,016,000)				(2,016,000)
Change in fair value of forward purchase agreement liability			126,000				126,000
Total other income, net			(1,729,873)		1,012,502		(1,365,059)	3,653,364	4,145,646		9,407,946
Income (loss) before provision for income taxes			(2,547,538)		77,056		(2,876,488)	2,260,907	3,967,305		7,164,119
Provision for income taxes			102,160		6,824		326,328	6,824			402,337
Net income (loss)			(2,649,698)	$ (553,118)	70,232	$ 2,183,850	(3,202,816)	2,254,083	3,967,305		6,761,782
Net income allocable									3,967,305		6,761,782
Class A redeemable common stock
Other income (loss):
Net income allocable			$ (1,725,636)		$ 56,186		$ (2,085,858)	$ 1,803,266	$ 1,790,723		$ 5,409,426
Basic and diluted net income per share
Weighted average shares outstanding, basic			6,711,135		14,375,000		6,711,135	14,375,000	3,128,238		14,375,000
Weighted average shares outstanding, diluted			6,711,135		14,375,000		6,711,135	14,375,000	3,128,238		14,375,000
Basic net income per common share			$ (0.26)		$ 0.00		$ (0.31)	$ 0.13	$ 0.57		$ 0.38
Diluted net income per common share			$ (0.26)		$ 0.00		$ (0.31)	$ 0.13	$ 0.57		$ 0.38
Class A and Class B non-redeemable common stock
Other income (loss):
Net income allocable			$ (924,062)		$ 14,047		$ (1,116,958)	$ 450,816
Basic and diluted net income per share
Weighted average shares outstanding, basic			3,593,750		3,593,750		3,593,750	3,593,750
Weighted average shares outstanding, diluted			3,593,750		3,593,750		3,593,750	3,593,750
Basic net income per common share			$ (0.26)		$ 0.00		$ (0.31)	$ 0.13
Diluted net income per common share			$ (0.26)		$ 0.00		$ (0.31)	$ 0.13
Class B Common stock not subject to redemption
Other income (loss):
Net income allocable									$ 2,176,582		$ 1,352,356
Basic and diluted net income per share
Weighted average shares outstanding, basic									3,802,299		3,593,750
Weighted average shares outstanding, diluted									3,802,299		3,593,750
Basic net income per common share									$ 0.57		$ 0.38
Diluted net income per common share									$ 0.57		$ 0.38